Condensed Statements of Changes in Stockholders' (Deficit) Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Jun. 30, 2017		$ 74	$ 3,492,254	$ (2,335,009)	$ 1,157,319
Beginning Balance, Shares at Jun. 30, 2017		735,400
Issuance of shares and warrants for cash		$ 1	444,998		444,999
Issuance of shares and warrants for cash, Shares		13,838
Issuance of shares in exchange for debt settlement
Issuance of shares for services		$ 4	642,846		642,850
Issuance of shares for services, Shares		37,988
Options vested			238,165		238,165
Exercise of options for cash			2,000		2,000
Exercise of options for cash, Shares		800
Stock option compensation					238,165
Cashless exercise of warrants
Issuance of warrants for services			12,469		12,469
Issuance of warrants with debt			26,519		26,519
Deemed dividend for commitment shares					20,995
Deemed dividends for ratchet adjustment to warrants			20,995	(20,995)
Net loss				(2,413,122)	(2,413,122)
Ending Balance at Jun. 30, 2018		$ 79	4,880,246	(4,769,126)	111,199
Ending Balance, Shares at Jun. 30, 2018		788,026
Issuance of preferred stock in a private placement	$ 3,200,000		3,200,000		3,200,000
Issuance of preferred stock in a private placement, Shares	2,133,332
Conversion of preferred stock to common stock	$ (3,200,000)	$ 171	(171)
Conversion of preferred stock to common stock (in shares)	(2,133,332)	1,706,666
Issuance of shares in exchange for debt settlement		$ 1	1,150,134		1,150,135
Issuance of shares in exchange for debt settlement, Shares		7,804
Stock option compensation			3,412		3,412
Cashless exercise of warrants		$ 2	(2)
Cashless exercise of warrants, Shares		17,935
Deemed dividends for ratchet adjustment to warrants			48,659	(48,659)
Net loss				(439,871)	(439,871)
Ending Balance at Sep. 30, 2018		$ 253	9,282,278	(5,257,656)	4,024,875
Ending Balance, Shares at Sep. 30, 2018		2,520,431
Beginning Balance at Jun. 30, 2018		$ 79	4,880,246	(4,769,126)	111,199
Beginning Balance, Shares at Jun. 30, 2018		788,026
Issuance of commitment shares
Issuance of shares in exchange for debt settlement					1,150,135
Issuance of shares for services					49,000
Stock option compensation					63,306
Cashless exercise of warrants					224
Issuance of shares for interest payment
Deemed dividend for commitment shares					48,659
Deemed dividends for ratchet adjustment to warrants					48,659
Net loss					(1,788,422)
Ending Balance at Mar. 31, 2019		$ 254	9,391,171	(6,606,207)	2,785,218
Ending Balance, Shares at Mar. 31, 2019		2,531,631
Beginning Balance at Jun. 30, 2018		$ 79	4,880,246	(4,769,126)	111,199
Beginning Balance, Shares at Jun. 30, 2018		788,026
Issuance of preferred stock in a private placement	$ 3,200,000		3,200,000		3,200,000
Issuance of preferred stock in a private placement, Shares	2,133,332
Conversion of preferred stock to common stock	$ (3,200,000)	$ 171	(171)
Conversion of preferred stock to common stock (in shares)	(2,133,332)	1,706,666
Issuance of shares in exchange for debt settlement		$ 1	1,150,134		1,150,135
Issuance of shares in exchange for debt settlement, Shares		7,804
Issuance of shares for services		$ 1	48,999		49,000
Issuance of shares for services, Shares		11,200
Stock option compensation			64,860		64,860
Cashless exercise of warrants		$ 154	(154)		19,309
Cashless exercise of warrants, Shares		1,544,746
Deemed dividend for commitment shares					48,659
Deemed dividends for ratchet adjustment to warrants			48,659	(48,659)	48,659
Net loss				(2,444,287)	(2,444,287)
Ending Balance at Jun. 30, 2019		$ 406	9,392,573	(7,262,072)	2,130,907
Ending Balance, Shares at Jun. 30, 2019		4,058,724
Beginning Balance at Sep. 30, 2018		$ 253	9,282,278	(5,257,656)	4,024,875
Beginning Balance, Shares at Sep. 30, 2018		2,520,431
Stock option compensation			16,285		16,285
Net loss				(500,510)	(500,510)
Ending Balance at Dec. 31, 2018		$ 253	9,298,563	(5,758,166)	3,540,650
Ending Balance, Shares at Dec. 31, 2018		2,520,431
Issuance of shares for services		$ 1	48,999		49,000
Issuance of shares for services, Shares		11,200
Stock option compensation			43,609		43,609
Deemed dividend for commitment shares
Net loss				(848,041)	(848,041)
Ending Balance at Mar. 31, 2019		$ 254	9,391,171	(6,606,207)	2,785,218
Ending Balance, Shares at Mar. 31, 2019		2,531,631
Beginning Balance at Jun. 30, 2019		$ 406	9,392,573	(7,262,072)	2,130,907
Beginning Balance, Shares at Jun. 30, 2019		4,058,724
Issuance of commitment shares		$ 112	10,068,638		10,068,750
Issuance of commitment shares, Shares		1,125,000
Issuance of shares for interest payment		$ 112	10,068,638		10,068,750
Issuance of shares for interest payment, in shares		1,125,000
Deemed dividend for commitment shares				(17,099,058)	(17,099,058)
Net loss				(3,821,227)	(3,821,227)
Ending Balance at Sep. 30, 2019		$ 518	19,461,211	(28,182,357)	(8,720,628)
Ending Balance, Shares at Sep. 30, 2019		5,183,724
Beginning Balance at Jun. 30, 2019		$ 406	9,392,573	(7,262,072)	2,130,907
Beginning Balance, Shares at Jun. 30, 2019		4,058,724
Issuance of commitment shares					13,487
Issuance of shares in exchange for debt settlement
Issuance of shares for services					39,200
Stock option compensation					24,846
Cashless exercise of warrants
Issuance of shares for interest payment					13,487
Deemed dividend for commitment shares					17,099,058
Deemed dividends for ratchet adjustment to warrants
Net loss					2,477,409
Ending Balance at Mar. 31, 2020		$ 519	19,538,743	(21,883,721)	(2,344,459)
Ending Balance, Shares at Mar. 31, 2020		5,199,346
Beginning Balance at Sep. 30, 2019		$ 518	19,461,211	(28,182,357)	(8,720,628)
Beginning Balance, Shares at Sep. 30, 2019		5,183,724
Issuance of commitment shares
Issuance of commitment shares, Shares
Stock option compensation			11,162		11,162
Issuance of shares for interest payment
Issuance of shares for interest payment, in shares
Deemed dividend for commitment shares
Net loss				6,665,038	6,665,038
Ending Balance at Dec. 31, 2019		$ 518	19,472,373	(21,517,319)	(2,044,428)
Ending Balance, Shares at Dec. 31, 2019		5,183,724
Issuance of commitment shares			13,487		13,487
Issuance of commitment shares, Shares		4,422
Issuance of shares for services		$ 1	39,199		39,200
Issuance of shares for services, Shares		11,200
Stock option compensation			13,684		13,684
Issuance of shares for interest payment			13,487		13,487
Issuance of shares for interest payment, in shares		4,422
Deemed dividend for commitment shares
Net loss				(366,402)	(366,402)
Ending Balance at Mar. 31, 2020		$ 519	$ 19,538,743	$ (21,883,721)	$ (2,344,459)
Ending Balance, Shares at Mar. 31, 2020		5,199,346